PROPERTY, EQUIPMENT AND SOFTWARE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 49,851		¥ 119,066
Accumulated depreciation and amortization			14,348		36,817
Property, equipment and software, net	$ 12,641		35,503		82,249
Depreciation and amortization expense	$ 3,647	¥ 23,729	10,609	¥ 3,635
Computer and transmission equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			37,582		84,194
Furniture and office equipment
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			2,410		2,767
Leasehold improvements
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			6,312		6,999
Software
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software			¥ 3,547		¥ 25,106